Average Annual Total Returns - AMG Veritas Global Real Return Fund - Class I	May 24, 2021
Average Annual Return:
1 Year	34.60%
5 Years	18.53%
10 Years	12.46%
After Taxes on Distributions
Average Annual Return:
1 Year	26.10%
5 Years	15.64%
10 Years	11.07%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	23.12%
5 Years	14.31%
10 Years	10.05%